Property and Equipment (Tables)	12 Months Ended
Jan. 02, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	Original Useful Lives	January 2, 2016	January 3, 2015
Land and land improvements	0 - 10 years	$441,048	$438,638
Buildings	30 - 40 years	468,237	460,187
Building and leasehold improvements	3 - 30 years	418,352	394,259
Furniture, fixtures and equipment	3 - 20 years	1,464,791	1,402,563
Vehicles	2 - 13 years	25,060	37,051
Construction in progress		106,855	71,691
		2,924,343	2,804,389
Less - Accumulated depreciation		(1,489,766)	(1,372,359)
Property and equipment, net		$1,434,577	$1,432,030